Buffalo High Yield Fund
Schedule of Investments
December 31, 2021 (Unaudited)

Shares or Face Amount		Fair Value*
	PREFERRED STOCKS - 2.59%
	Consumer Discretionary - 0.34%
	Textiles, Apparel & Luxury Goods - 0.34%
	Fossil Group, Inc.
40,000	7.000%, 11/30/2023 (d)	$ 1,016,000
	Total Consumer Discretionary (Cost $1,011,387)	1,016,000

	Energy - 1.14%
	Oil, Gas & Consumable Fuels - 1.14%
137,482	NuStar Energy LP (3 Month LIBOR USD + 6.880%)	3,453,548
40,000	9.000%, 12/15/2022 (d)	1,016,000
	Total Energy (Cost $2,822,581)	3,453,548

	Financials - 1.11%
	Diversified Financial Services - 1.11%
	Compass Diversified Holdings
25,000	7.250%, 07/30/2022 (d)	648,750
100,000	7.875%, 01/30/2025 (d)	2,692,000
	Total Financials (Cost $3,094,298)	3,340,750

	TOTAL PREFERRED STOCKS (Cost $6,928,266)	7,810,298

	COMMON STOCKS - 1.28%
	Information Technology - 1.28%
	Software - 1.28%
70,000	Nuance Communications, Inc.	3,872,400
	Total Information Technology (Cost $0)	3,872,400

	TOTAL COMMON STOCKS (Cost $0)	3,872,400

	CONVERTIBLE BONDS - 7.15%
	Consumer Discretionary - 1.47%
	Auto Components - 0.43%
	Patrick Industries, Inc.
1,250,000	1.750%, 12/01/2028 (b)	1,302,818
	Diversified Consumer Services - 0.65%
	Stride, Inc.
2,000,000	1.125%, 09/01/2027	1,955,744
	Internet & Direct Marketing Retail - 0.39%
	Etsy, Inc.
1,000,000	0.250%, 06/15/2028 (b)	1,180,600
	Total Consumer Discretionary (Cost $4,186,693)	4,439,162

	Financials - 0.78%
	Consumer Finance - 0.78%
	PRA Group, Inc.
2,000,000	3.500%, 06/01/2023	2,338,750
	Total Financials (Cost $2,014,791)	2,338,750

	Health Care - 0.23%
	Health Care Equipment & Supplies - 0.23%
	Invacare Corp.
1,000,000	4.250%, 03/15/2026 (b)	693,800
	Total Health Care (Cost $1,000,000)	693,800

	Industrials - 2.09%
	Air Freight & Logistics - 0.93%
	Air Transport Services Group, Inc.
2,500,000	1.125%, 10/15/2024	2,793,750
	Airlines - 0.44%
	Southwest Airlines Co.
1,000,000	1.250%, 05/01/2025	1,336,750
	Machinery - 0.72%
	Greenbrier Cos Inc/The
1,000,000	2.875%, 04/15/2028 (b)	1,092,500
	The Greenbrier Companies, Inc.
1,000,000	2.875%, 02/01/2024	1,066,969
		2,159,469
	Total Industrials (Cost $5,487,946)	6,289,969

	Information Technology - 2.58%
	Communications Equipment - 0.72%
	Lumentum Holdings, Inc.
1,750,000	0.500%, 12/15/2026	2,185,312
	Software - 1.86%
	J2 Global, Inc.
2,300,000	1.750%, 11/01/2026 (b)	2,853,751
	Mitek Systems, Inc.
2,500,000	0.750%, 02/01/2026 (b)	2,748,137
		5,601,888
	Total Information Technology (Cost $6,250,993)	7,787,200

	TOTAL CONVERTIBLE BONDS (Cost $18,940,423)	21,548,881

	CORPORATE BONDS - 66.56%
	Administrative and Support and Waste Management and Remediation Services - 0.34%
	Office Administrative Services - 0.34%
	Cargo Aircraft Management, Inc.
1,000,000	4.750%, 02/01/2028 (b)	1,019,390
	Total Administrative and Support and Waste Management and Remediation Services (Cost $1,011,335)	1,019,390

	Agriculture, Forestry, Fishing and Hunting - 0.69%
	Forest Nurseries and Gathering of Forest Products - 0.69%
	Enviva Partners LP / Enviva Partners Finance Corp.
2,000,000	6.500%, 01/15/2026 (b)	2,067,400
	Total Agriculture, Forestry, Fishing and Hunting (Cost $2,012,747)	2,067,400

	Communication Services - 4.13%
	Entertainment - 1.04%
	Live Nation Entertainment, Inc.
1,000,000	4.875%, 11/01/2024 (b)	1,011,060
500,000	5.625%, 03/15/2026 (b)	517,463
250,000	4.750%, 10/15/2027 (b)	257,250
	Netflix, Inc.
250,000	5.500%, 02/15/2022	251,671
1,000,000	5.750%, 03/01/2024	1,088,620
		3,126,064
	Interactive Media & Services - 1.93%
	Cars.com, Inc.
2,500,000	6.375%, 11/01/2028 (b)	2,666,087
	Match Group, Inc.
1,000,000	5.000%, 12/15/2027 (b)	1,041,425
	TripAdvisor, Inc.
2,000,000	7.000%, 07/15/2025 (b)	2,112,030
		5,819,542
	Media - 1.16%
	AMC Networks, Inc.
596,000	5.000%, 04/01/2024	601,096
	Gray Television, Inc.
2,060,000	5.875%, 07/15/2026 (b)	2,130,421
500,000	4.750%, 10/15/2030 (b)	497,728
	Townsquare Media, Inc.
250,000	6.875%, 02/01/2026 (b)	265,572
		3,494,817
	Total Communication Services (Cost $11,922,288)	12,440,423

	Consumer Staples - 1.04%
	Food Products - 1.04%
	Performance Food Group, Inc.
3,000,000	5.500%, 10/15/2027 (b)	3,134,295
	Total Consumer Staples (Cost $3,000,000)	3,134,295

	Consumer Discretionary - 4.98%
	Auto Components - 0.66%
	Patrick Industries, Inc.
2,000,000	4.750%, 05/01/2029 (b)	1,983,030
	Hotels, Restaurants & Leisure - 3.18%
	Carrols Restaurant Group, Inc.
4,000,000	5.875%, 07/01/2029 (b)	3,605,620
	Everi Holdings, Inc.
1,000,000	5.000%, 07/15/2029 (b)	1,011,645
	Nathan’s Famous, Inc.
1,500,000	6.625%, 11/01/2025 (b)	1,536,308
	Royal Caribbean Cruises Ltd.
1,615,000	7.500%, 10/15/2027 (a)	1,870,977
	Six Flags Entertainment Corp.
1,500,000	5.500%, 04/15/2027 (b)	1,554,000
		9,578,550
	Textiles, Apparel & Luxury Goods - 1.14%
	PVH Corp.
3,120,000	7.750%, 11/15/2023	3,454,598
	Total Consumer Discretionary (Cost $14,418,732)	15,016,178

	Consumer Staples - 1.62%
	Food Products - 1.62%
	Lamb Weston Holdings, Inc.
1,000,000	4.125%, 01/31/2030 (b)	1,027,920
	TreeHouse Foods, Inc.
4,000,000	4.000%, 09/01/2028	3,846,060
	Total Consumer Staples (Cost $5,000,000)	4,873,980

	Consumer, Cyclical - 0.67%
	Theaters - 0.67%
	Cinemark USA, Inc.
2,000,000	5.875%, 03/15/2026 (b)	2,027,500
	Total Consumer, Cyclical (Cost $1,981,357)	2,027,500

	Energy - 17.18%
	Energy Equipment & Services - 0.78%
	Bristow Group, Inc.
2,250,000	6.875%, 03/01/2028 (b)	2,343,690
	Oil, Gas & Consumable Fuels - 16.40%
	Antero Midstream Partners LP / Antero Midstream Finance Corp.
2,000,000	7.875%, 05/15/2026 (b)	2,206,090
	Antero Resources Corp.
658,000	8.375%, 07/15/2026 (b)	750,015
418,000	7.625%, 02/01/2029 (b)	464,642
1,000,000	5.375%, 03/01/2030 (b)	1,070,685
	California Resources Corp.
4,000,000	7.125%, 02/01/2026 (b)	4,160,420
	CNX Resources Corp.
4,000,000	7.250%, 03/14/2027 (b)	4,246,920
100,000	6.000%, 01/15/2029 (b)	104,141
	Comstock Resources, Inc.
600,000	6.750%, 03/01/2029 (b)	650,988
	CONSOL Energy, Inc.
6,000,000	11.000%, 11/15/2025 (b)	6,220,110
	Delek Logistics Partners LP / Delek Logistics Finance Corp.
3,000,000	6.750%, 05/15/2025	3,081,300
	Energy Transfer LP
5,000,000	7.125% (5 Year CMT Rate + 5.306%), 11/15/2165	5,087,500
	Matador Resources Co.
5,500,000	5.875%, 09/15/2026	5,672,452
	MPLX LP
7,000,000	6.875% (3 Month LIBOR USD + 4.652%), 08/15/2023	7,052,500
	Northern Oil and Gas, Inc.
8,600,000	8.125%, 03/01/2028 (b)	9,085,212
	Talos Production, Inc.
4,100,000	12.000%, 01/15/2026	4,299,014
	Viper Energy Partners LP
1,750,000	5.375%, 11/01/2027 (b)	1,809,710
		55,961,699
	Total Energy (Cost $56,501,553)	58,305,389

	Finance and Insurance - 0.67%
	Activities Related to Credit Intermediation - 0.67%
	Scripps Escrow II, Inc.
2,000,000	5.375%, 01/15/2031 (b)	2,035,490
	Total Finance and Insurance (Cost $1,995,844)	2,035,490

	Financials - 1.25%
	Consumer Finance - 0.20%
	PRA Group, Inc.
100,000	7.375%, 09/01/2025 (b)	106,351
500,000	5.000%, 10/01/2029 (b)	502,005

	REITS - 1.05%
	IIP Operating Partnership LP
3,000,000	5.500%, 05/25/2026	3,180,375
	Total Financials (Cost $3,600,000)	3,788,731

	Health Care - 2.26%
	Pharmaceuticals - 2.26%
	Bausch Health Americas, Inc.
1,000,000	9.250%, 04/01/2026 (a)(b)	1,057,485
	Bausch Health Companies Inc.
1,500,000	5.500%, 11/01/2025 (a)(b)	1,526,273
500,000	9.000%, 12/15/2025 (a)(b)	527,240
	Horizon Therapeutics USA, Inc.
1,000,000	5.500%, 08/01/2027 (b)	1,051,750
	Teva Pharmaceutical Industries Ltd.
2,500,000	6.750%, 03/01/2028 (a)	2,666,287
	Total Health Care (Cost $6,360,335)	6,829,035

	Industrials - 11.04%
	Aerospace & Defense - 0.34%
	TransDigm, Inc.
500,000	6.250%, 03/15/2026 (b)	520,320
500,000	6.375%, 06/15/2026	514,298
		1,034,618
	Building Products - 1.90%
	Builders FirstSource, Inc.
354,000	6.750%, 06/01/2027 (b)	373,852
4,000,000	5.000%, 03/01/2030 (b)	4,295,700
1,000,000	4.250%, 02/01/2032 (b)	1,041,810
		5,711,362
	Commercial Services & Supplies - 5.56%
	Cimpress NV
2,000,000	7.000%, 06/15/2026 (a)(b)	2,079,580
	CoreCivic, Inc.
3,000,000	8.250%, 04/15/2026	3,139,275
	Deluxe Corp.
2,500,000	8.000%, 06/01/2029 (b)	2,616,050
	KAR Auction Services, Inc.
2,500,000	5.125%, 06/01/2025 (b)	2,540,525
	Matthews International Corp.
2,260,000	5.250%, 12/01/2025 (b)	2,317,912
	Quad Graphics, Inc.
4,000,000	7.000%, 05/01/2022	4,060,000
		16,753,342
	Construction & Engineering - 1.00%
	Tutor Perini Corp.
3,000,000	6.875%, 05/01/2025 (b)	3,026,460
	Trading Companies & Distributors - 2.24%
	Alta Equipment Group, Inc.
1,750,000	5.625%, 04/15/2026 (b)	1,801,809
	BlueLinx Holdings, Inc.
3,000,000	6.000%, 11/15/2029 (b)	2,989,215
	Fly Leasing Ltd.
2,000,000	7.000%, 10/15/2024 (a)(b)	1,968,690
		6,759,714
	Total Industrials (Cost $32,438,348)	33,285,496

	Information - 4.45%
	Data Processing, Hosting, and Related Services - 0.33%
	VM Consolidated, Inc.
1,000,000	5.500%, 04/15/2029 (b)	1,006,420
	Motion Picture and Video Industries - 0.68%
	Lions Gate Capital Holdings LLC
2,000,000	5.500%, 04/15/2029 (b)	2,038,550
	Other Telecommunications - 1.31%
	Avaya, Inc.
1,500,000	6.125%, 09/15/2028 (b)	1,592,587
	Consolidated Communications, Inc.
2,250,000	6.500%, 10/01/2028 (b)	2,368,125
		3,960,712
	Radio and Television Broadcasting - 2.13%
	Audacy Capital Corp.
2,200,000	6.750%, 03/31/2029 (b)	2,152,414
	Gray Escrow II, Inc.
1,000,000	5.375%, 11/15/2031 (b)	1,030,545
	iHeartCommunications, Inc.
2,000,000	8.375%, 05/01/2027	2,111,250
100,000	5.250%, 08/15/2027 (b)	104,110
	Nexstar Media, Inc.
500,000	4.750%, 11/01/2028 (b)	510,287
	Scripps Escrow II, Inc.
500,000	3.875%, 01/15/2029 (b)	500,153
		6,408,759
	Total Information (Cost $13,164,346)	13,414,441

	Information Technology - 2.63%
	Software - 1.12%
	Consensus Cloud Solutions, Inc.
3,000,000	6.000%, 10/15/2026 (b)	3,123,585
250,000	6.500%, 10/15/2028 (b)	261,605
		3,385,190
	Technology Hardware, Storage & Peripherals - 1.51%
	Diebold Nixdorf, Inc.
4,000,000	8.500%, 04/15/2024	4,004,160
500,000	9.375%, 07/15/2025 (b)	538,918
		4,543,078
	Total Information Technology (Cost $7,761,369)	7,928,268

	Manufacturing - 1.70%
	Aerospace Product and Parts Manufacturing - 0.67%
	TransDigm, Inc.
1,000,000	4.625%, 01/15/2029	998,490
1,000,000	4.875%, 05/01/2029	1,005,805
		2,004,295
	Petroleum and Coal Products Manufacturing - 0.33%
	Calumet Specialty Products Partners LP / Calumet Finance Corp.
1,000,000	7.750%, 04/15/2023	997,290
	Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing - 0.70%
	Rayonier AM Products, Inc.
1,994,000	7.625%, 01/15/2026 (b)	2,116,132
	Total Manufacturing (Cost $5,030,215)	5,117,717

	Materials - 2.32%
	Chemicals - 0.69%
	Chemours Co/The
2,000,000	5.750%, 11/15/2028 (b)	2,093,500
	Metals & Mining - 1.63%
	Commercial Metals Co.
250,000	5.375%, 07/15/2027	260,251
500,000	3.875%, 02/15/2031	496,988
	Taseko Mines Ltd.
3,000,000	7.000%, 02/15/2026 (a)(b)	3,123,120
	Warrior Met Coal, Inc.
1,000,000	7.875%, 12/01/2028 (b)	1,026,405
		4,906,764
	Total Materials (Cost $6,779,689)	7,000,264

	Mining, Quarrying, and Oil and Gas Extraction - 2.99%
	Coal Mining - 0.92%
	Alliance Resource Operating Partners LP / Alliance Resource Finance Corp.
2,750,000	7.500%, 05/01/2025 (b)	2,794,069
	Oil and Gas Extraction - 2.07%
	Penn Virginia Holdings LLC
6,000,000	9.250%, 08/15/2026 (b)	6,232,500
	Total Mining, Quarrying, and Oil and Gas Extraction (Cost $8,771,945)	9,026,569

	Professional, Scientific, and Technical Services - 0.85%
	Advertising, Public Relations, and Related Services - 0.33%
	Outfront Media Capital LLC / Outfront Media Capital Corp.
1,000,000	4.625%, 03/15/2030 (b)	999,015
	Other Professional, Scientific, and Technical Services - 0.52%
	Sabre GLBL, Inc.
1,500,000	7.375%, 09/01/2025 (b)	1,569,540
	Total Professional, Scientific, and Technical Services (Cost $2,505,649)	2,568,555

	Real Estate and Rental and Leasing - 0.40%
	Lessors of Real Estate - 0.40%
	Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC
1,000,000	4.750%, 04/15/2028 (b)	993,245
200,000	6.500%, 02/15/2029 (b)	199,616
	Total Real Estate and Rental and Leasing (Cost $1,201,632)	1,192,861

	Transportation and Warehousing - 0.35%
	Pipeline Transportation of Crude Oil - 0.35%
	Delek Logistics Partners LP / Delek Logistics Finance Corp.
1,000,000	7.125%, 06/01/2028 (b)	1,041,420
	Total Transportation and Warehousing (Cost $1,000,000)	1,041,420

	Utilities - 1.33%
	Electric Power Generation, Transmission and Distribution - 0.66%
	IEA Energy Services LLC
2,000,000	6.625%, 08/15/2029 (b)	1,978,310
	Independent Power and Renewable Electricity Producers - 0.67%
	Vistra Corp.
2,000,000	7.000% (5 Year CMT Rate + 5.740%), 06/15/2027	2,029,190
	Total Utilities (Cost $3,985,745)	4,007,500

	Wholesale Trade - 1.51%
	Drugs and Druggists’ Sundries Merchant Wholesalers - 0.18%
	Herbalife Nutrition Ltd / HLF Financing, Inc.
500,000	7.875%, 09/01/2025 (a)(b)	531,778
	Grocery and Related Product Merchant Wholesalers - 0.99%
	Performance Food Group, Inc.
1,000,000	4.250%, 08/01/2029 (b)	993,680
	Primo Water Holdings, Inc.
2,000,000	4.375%, 04/30/2029 (b)	1,983,280
		2,976,960
	Machinery, Equipment, and Supplies Merchant Wholesalers - 0.34%
	TransDigm, Inc.
1,000,000	5.500%, 11/15/2027	1,031,775
	Total Wholesale Trade (Cost $4,500,549)	4,540,513

	TOTAL CORPORATE BONDS (Cost $194,933,679)	200,661,415

	BANK LOANS - 16.62%
	Aerospace & Defense - 1.82%
3,609,671	Maxar Technologies Ltd., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.750%)	3,587,111
1,911,196	TransDigm, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.250%)	1,892,648
	Broadcasting - 0.31%
521,623	CBS Radio, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.500%)	516,341
431,373	Nexstar Media Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.500%)	431,105
	Construction & Engineering - 0.99%
2,963,744	Tutor Perini Corp., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.750%)	2,974,858
	Financial - 0.59%
1,779,669	Fly Willow Funding Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 6.000%)	1,784,118
	Food Products - 0.43%
1,301,741	Atkins Nutritionals, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.750%) (c)	1,313,333
	Healthcare - 0.66%
1,990,000	RadNet, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.000%)	1,992,487
	Internet & Direct Marketing Retail - 1.48%
4,477,500	Magnite, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 5.000%)	4,466,306
	IT Services - 0.96%
2,880,000	MoneyGram International, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.500%)	2,884,507
	Media - 3.31%
7,820,000	Directv Financing LLC., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.000%)	7,837,282
972,613	The E.W. Scripps Co., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.562%)	972,691
208,438	The E.W. Scripps Co., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.000%)	208,669
957,500	The E.W. Scripps Co., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.000%)	956,662
	Oil, Gas & Consumable Fuels - 0.88%
2,721,790	Consolidated Energy, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.500%)	2,650,683
	Pharmaceuticals - 2.30%
1,990,000	Jazz Pharmaceuticals., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.500%)	1,999,831
4,975,000	PetIQ Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.250%)	4,956,344
	Retailers (other than Food/Drug) - 0.98%
2,995,000	Jo-Ann Stores LLC., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.750%)	2,969,737
	Software - 0.43%
190,170	SS&C Technologies Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.750%) (c)	188,269
154,375	SS&C Technologies Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.750%) (c)	152,832
955,230	SS&C Technologies Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.750%) (c)	946,074
	Telecommunications - 1.48%
1,500,000	Avaya, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.000%)	1,501,222
2,928,009	Consolidated Communications, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.500%) (c)	2,927,556

	TOTAL BANK LOANS (Cost $49,882,158)	50,110,666

	SHORT TERM INVESTMENTS - 4.33%
	Investment Company
13,049,326	Fidelity Investments Money Market Funds - Government Portfolio - Class I - 0.010% (e)	13,049,326
	Total Investment Company	13,049,326

	TOTAL SHORT TERM INVESTMENTS (Cost $13,049,326)	13,049,326

	Total Investments (Cost ($283,733,851) - 98.53%	297,052,986
	Other Assets in Excess of Liabilities - 1.47%	4,432,198
	TOTAL NET ASSETS - 100.00%	$301,485,184

(a)	Foreign Issued Securities. The total value of these securities amounted to $15,351,430 (5.09% if net assets) at December 31, 2021.
(b)	144A securities. The total value of these securities amounted to $147,731,798 (49.00% of net assets) at December 31, 2021
(c)	Illiquid Security. The total value of these securities amounted to $5,528,064 (1.83% of net assets) at December 31, 2021.
(d)	Callable at any dividend payment date on or after date disclosed.
(e)	The rate quoted is the annualized seven-day effective yield as of December 31, 2021.
*	See the accompanying Notes regarding valuation of securities.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

INVESTMENT VALUATION

Equity securities and debt securities traded on a national securities exchange or national market, except those traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the most recent quoted bid and ask price is used. All equity securities that are traded using NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sales price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and ask price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith under procedures approved by the Board of Trustees (the “Board”). If events occur that will affect the value of a Fund’s portfolio securities before the net asset value (“NAV”) has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to the Valuation Committee. Some of the factors that may be considered by the Valuation Committee in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restriction on the position; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. As of December 31, 2021, the Fund did not hold fair valued securities.

Debt securities with remaining maturities of 60 days or less are normally valued at the last reported sale price. If there is no trade on the particular day, then the security will be priced at the mean between the most recent bid and ask prices.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Funds may invest in restricted securities that are consistent with the Funds’ investment objectives and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments in restricted securities are valued utilizing the Funds’ corporate bond valuation policies.

FOREIGN INVESTMENT RISK

Investing in securities of foreign corporations and governments involves additional risks relating to: political, social, religious and economic developments abroad; market instInvesting in securities of foreign corporations and governments involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs (American Depositary Receipt) carry similar risks. In addition to risks associated with investing in foreign securities, there are special risks associated with investments in China and Hong Kong, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations, differing legal standards and rapid fluctuations in inflation and interest rates. The Chinese government could, at any time, alter or discontinue economic reform programs implemented since 1978.

Summary of Fair Value Exposure at December 31, 2021

In accordance with FASB ASC 820, Fair Value Measurements (“ASC 820”), fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — Valuations based on quoted prices for investments in active markets that a Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 —Valuations based on significant unobservable inputs (including a Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the market place. The inputs will be considered by Kornitzer Capital Management (“Advisor”), along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above and in the Foreign Investment Risk note above.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions made by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurement of applicable Fund assets and liabilities by level within the fair value hierarchy as of December  31, 2021. These assets are measured on a recurring basis.

Buffalo High Yield Fund
	Level 1	Level 2	Level 3	Total
Preferred Stocks	$7,810,298	-	-	$7,810,298
Common Stocks	$3,872,400			3,872,400
Convertible Bonds	-	21,548,881	-	21,548,881
Corporate Bonds	-	200,661,415	-	200,661,415
Bank Loans	-	50,110,666	-	50,110,666
Short Term Investments	13,049,326	-	-	13,049,326
Total*	$24,732,024	$272,320,962	-	$297,052,986

* Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

TRANSACTIONS WITH AFFILIATES
Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. There were no affiliated companies held in any of the Buffalo Funds during the period ended December  31, 2021.

FOREIGN CURRENCY TRANSLATION
Values of investments denominated in foreign currencies are converted into U.S. dollars using a spot market rate of exchange on the day of valuation. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the respective dates of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate, for both ﬁnancial reporting and tax purposes.

PURCHASED AND WRITTEN OPTIONS CONTRACTS
The Fund may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, a Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, a Fund has the obligation to sell the security at the exercise price during the exercise period. The Fund did not hold written or purchased call options of December 31, 2021. The Fund’s maximum payout in the case of written call option contracts cannot be determined. As a holder of a put option, a Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, a Fund has the obligation to buy the underlying security at the exercise price during the exercise period. The Fund did not hold any purchased or written put options as of December  31, 2021.  The premium that a Fund pays when purchasing an option or receives when writing an option will reﬂect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of an option at the time of purchase.  A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a speciﬁed amount of a security at a ﬁxed price (the exercise price) during a speciﬁed period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.  Exchange traded options are valued at the composite price, using the National Best Bid and Oﬀer quotes (“NBBO”). NBBO consists of the highest bid prices and lowest ask prices across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Speciﬁcally, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Non exchange traded options also will be valued at the mean between the last bid and ask quotations. For options where market quotations are not readily available, a fair value shall be determined as set forth in the Fund’ fair valuation guidelines.  The Fund may use options with the objective to generate income as a non-principal investment strategy. A risk of using derivatives is that the counterparty to a derivative may fail to comply with their obligation to the Fund.